Fair Value Measurement (Details) - Schedule of Measured at Fair Value on a Recurring Basis $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Convertible Notes and Envoy Bridge Note (Related Party) [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance Beginning	$ 33,845
Issuances	5,976
Change in fair value	13,332
Capital contribution	(14,678)
Conversion	(38,475)
Balance Ending
Warrant Liability (Related Party) [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance Beginning	127
Issuances
Change in fair value	104
Capital contribution
Conversion	(231)
Balance Ending
FPA Put Option Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance Beginning
Issuances	34
Change in fair value	69
Capital contribution
Conversion
Balance Ending	103
Forward Purchase Agreement Warrant Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance Beginning
Issuances	846
Change in fair value	(842)
Capital contribution
Conversion
Balance Ending	$ 4